Financial instruments (Details 6) - Recurring basis - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	SFr 14,844	SFr 16,541
Transfers in, net assets/liabilities	2,007	1,603
Transfers out, net assets/liabilities	(446)	(1,447)
Purchases, net assets/liabilities	7,843	8,187
Sales, net assets/liabilities	(8,403)	(10,697)
Issuances, net assets/liabilities	(2,994)	(725)
Settlements, net assets/liabilities	196	136
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(41)	(195)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	509	695
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	(5)	(4)
Gain (loss) on all other activity included in other revenues, net assets/liabilities	(248)	175
Foreign currency translation impact, net assets/liabilities	(1,011)	24
Balance at beginning of period, net assets/liabilities	SFr 12,251	SFr 14,293